Fresh Start Accounting - Additional information (Detail) - USD ($)	3 Months Ended
	Mar. 31, 2017	Mar. 21, 2017
Fresh Start Adjustment [Line Items]
Enterprise value		$ 1,200,000,000
Fair value of proved reserves		604,065,000
Fair value of undeveloped leasehold acreage		585,574,000
Discounted Cash Flow
Fresh Start Adjustment [Line Items]
Discount rate	8.50%
Plan of Reorganization | Midpoint
Fresh Start Adjustment [Line Items]
Reorganization plan, enterprise value of the post emergence		$ 1,200,000,000
Maximum
Fresh Start Adjustment [Line Items]
Fresh start voting share percentage of existing shareholders in emerging entity		50.00%
Maximum | Plan of Reorganization
Fresh Start Adjustment [Line Items]
Reorganization plan, enterprise value of the post emergence		$ 1,350,000,000
Minimum | Plan of Reorganization
Fresh Start Adjustment [Line Items]
Reorganization plan, enterprise value of the post emergence		$ 1,050,000,000